Touchstone Focused Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.81%	13.86%	12.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		12.63%	12.49%	10.61%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.41%	11.65%	9.65%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.64%	9.82%	8.45%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.63%	12.78%	10.60%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		18.91%	13.99%	11.59%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		18.91%	14.04%	11.66%

[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[2]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the revised definition for such an index.The Fund's secondary benchmark was changed to the Russell 1000® Growth Index to better reflect the Fund's strategy following the appointment of Los Angeles Capital as the Fund's sub-adviser.